INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 - INTANGIBLE ASSETS

Intangible assets are as follows:

	December 31,	December 31,
	2022	2021
Acquired technology – Polytherapeutics	$40,433	$40,433
Technology license – Skinvisible	1,000,000	1,000,000
Total cost	1,040,433	1,040,433
Accumulated amortization	(335,872)	(231,829)
Net book value	$704,561	$808,604

The Company recorded amortization expense of approximately $104,000 and $104,000 in the years ended December 31, 2022 and 2021, respectively. The annual amortization expense expected to be recorded for existing intangible assets for the years 2023 through 2026, and thereafter, is approximately $104,000, $104,000, $104,000, 104,000 and $288,000, respectively.